Not FDIC Insured May Lose Value No Bank Guarantee
38914-Q1PH

Schedule of Investments
(unaudited)
Putnam Strategic Intermediate Municipal Fund 2
Notes to Schedule of Investments 31

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited), October 31, 2025
Putnam Strategic Intermediate Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Alabama 4.8%
a,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 1,250,000 $ 1,287,693
a
Black Belt Energy Gas District ,
Revenue, 2019 A-1, Mandatory Put, 4%, 12/01/25 ......................... 2,475,000 2,480,200
Revenue, 2021 A, Refunding, Mandatory Put, 4%, 12/01/31 .................. 7,250,000 7,494,268
Revenue, 2022 D-1, Refunding, Mandatory Put, 4%, 6/01/27 ................. 1,000,000 1,012,123
Revenue, 2023 D-1, Refunding, Mandatory Put, 5.5%, 2/01/29 ................ 2,000,000 2,123,316
County of Jefferson , Sales & Use Tax , Revenue , 2017 , Refunding , 5% , 9/15/34 ..... 1,075,000 1,103,921
a
Energy Southeast A Cooperative District ,
Revenue, 2023 B-1, Mandatory Put, 5.75%, 11/01/31 ....................... 5,000,000 5,622,030
Revenue, 2024 B, Mandatory Put, 5.25%, 6/01/32 ......................... 18,000,000 19,777,437
Southeast Energy Authority A Cooperative District ,
a
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 1,350,000 1,463,603
a
Revenue, 2022 B-1, Mandatory Put, 5%, 8/01/28 .......................... 14,550,000 15,150,653
Revenue, 2024 C, 5%, 11/01/26 ....................................... 500,000 508,715
Revenue, 2024 C, 5%, 11/01/27 ....................................... 410,000 425,077
Revenue, 2024 C, 5%, 11/01/28 ....................................... 750,000 789,729
Revenue, 2024 C, 5%, 11/01/29 ....................................... 1,000,000 1,067,141
a
Revenue, 2025 B, Mandatory Put, 5.25%, 1/01/33 ......................... 13,625,000 14,683,397
a
Revenue, 2025 C, Mandatory Put, 5%, 2/01/31 ........................... 19,065,000 20,530,956
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/32 ............................................. 6,000,000 6,091,718
b
Water Works Board of the City of Birmingham (The) , Revenue , 144A, 2024 , 3.75% ,
9/01/26 ......................................................... 13,000,000 12,988,899
114,600,876
Alaska 0.4%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/38 ...................... 4,725,000 4,675,069
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/39 ...................... 2,445,000 2,390,956
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/49 ...................... 1,690,000 1,504,177
8,570,202
Arizona 2.2%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/34 ....................................................... 1,000,000 1,044,444
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 2,740,000 2,821,743
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2023 A, 5%,
11/01/38 ....................................................... 450,000 479,082
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2023 A, 5%,
11/01/39 ....................................................... 780,000 824,734
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2023 A, 5%,
11/01/40 ....................................................... 650,000 683,815
a
TWG Glendale LP, Revenue, 2024, Mandatory Put, 5%, 9/01/26 ............... 1,000,000 1,009,223
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group, Revenue, 2016, Refunding, 4%, 5/15/29 ... 1,000,000 984,430
People of Faith, Inc. Obligated Group, Revenue, 2016, Refunding, 4%, 5/15/31 ... 1,000,000 976,251
b
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.25% , 11/15/35 ......... 2,750,000 3,025,452
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 2,360,000 2,208,540
b
Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29 17,250,000 18,114,285

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2025 A, Refunding, 5%, 1/01/44 ............................... $ 10,000,000 $ 10,892,284
Revenue, 2025 A, Refunding, 5%, 1/01/45 ............................... 2,000,000 2,169,329
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 5,000,000 5,005,913
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 1,000,000 1,072,765
Tempe Industrial Development Authority , Tempe Life Care Village Obligated Group ,
Revenue , 2025 A , 5.375% , 12/01/46 ................................... 1,000,000 1,003,866
52,316,156
Arkansas 0.1%
Arkansas Development Finance Authority , Washington Regional Medical Center ,
Revenue , 2024 , 5% , 2/01/35 ......................................... 1,510,000 1,570,843
California 11.5%
a
California Community Choice Financing Authority ,
Revenue, 2024 A, Mandatory Put, 5%, 4/01/32 ............................ 7,200,000 7,846,650
Revenue, 2024 B, Mandatory Put, 5%, 12/01/32 ........................... 7,000,000 7,438,882
Revenue, 2024 D, Mandatory Put, 5%, 9/01/32 ........................... 5,000,000 5,472,331
Revenue, 2024 H, Mandatory Put, 5%, 8/01/33 ........................... 7,500,000 8,370,253
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 250,000 209,457
California Educational Facilities Authority ,
University of the Pacific, Revenue, 2015, Pre-Refunded, 5%, 11/01/36 .......... 155,000 155,000
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 2,425,000 2,425,000
California Enterprise Development Authority , Provident Group-SDSU Properties LLC ,
Revenue, First Tier , 2020 A , 5% , 8/01/28 ................................ 150,000 156,147
California Health Facilities Financing Authority ,
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/30 ........................................ 1,300,000 1,348,277
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/32 ........................................ 1,435,000 1,486,148
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/34 ........................................ 1,590,000 1,639,758
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/35 ........................................ 1,615,000 1,660,421
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/36 ........................................ 1,505,000 1,542,581
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/38 ........................................ 1,485,000 1,513,250
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 1,002,483 1,029,696
CR Epoca L Communities LP, Revenue, 2024 DD, FNMA Insured, 3.7%, 11/01/37 . 6,200,000 6,314,118
OAHS Ocean View LP, Revenue, 2024 J, FNMA Insured, 4.33%, 2/01/42 ........ 5,000,000 5,015,701
OAHS Playa Del Alameda LP, Revenue, 2024 Q, FNMA Insured, 4.25%, 8/01/41 .. 2,980,000 3,007,106
California Infrastructure & Economic Development Bank ,
a
Museum Associates, Revenue, 2021 B, Refunding, Mandatory Put, 3.92%, 6/01/26 1,000,000 998,060
Roseville Sustainable Energy Partner LLC, Revenue, 2024 A, 5%, 7/01/44 ....... 2,000,000 2,050,216
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 4.125%, 1/01/35 ............. 845,000 814,145
California Municipal Finance Authority ,
c
Revenue, FRN, 2025-1, A-2, 3.537%, 2/20/41 ............................ 13,939,134 12,382,339
b
California Baptist University, Revenue, 144A, 2016 A, 4%, 11/01/26 ............ 1,055,000 1,054,234
CHF-Davis I LLC, Revenue, 2018, BAM Insured, 5%, 5/15/40 ................. 5,690,000 5,887,799
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 915,000 967,521
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 4%, 10/01/32 1,000,000 1,006,175

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
California Pollution Control Financing Authority , Revenue , 2020 , Refunding , Mandatory
Put , 3.7% , 9/01/28 ................................................. $ 3,000,000 $ 3,055,773
b
California School Finance Authority , Aspire Public Schools Obligated Group , Revenue ,
144A, 2016 , 5% , 8/01/36 ............................................ 3,225,000 3,225,592
California State Public Works Board , State of California , Revenue , 2014 E , 5% , 9/01/34 900,000 900,957
a
California State University , Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% ,
11/01/26 ........................................................ 1,000,000 975,075
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 3%, 6/01/29 ......... 1,000,000 968,495
St. John's Partners LP, Revenue, 2013 F, LOC FNMA, 4.5%, 8/15/30 ........... 10,000,000 10,599,789
USC Obligated Group, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 4,500,000 4,566,808
City of Los Angeles ,
Department of Airports, Revenue, 2025 A, Refunding, 5.25%, 5/15/40 ........... 20,380,000 22,766,376
d
Department of Airports, Revenue, Sub. Lien, 2018 D, Refunding, 5%, 5/15/43 ..... 9,630,000 9,859,132
Department of Airports, Revenue, Sub. Lien, 2022 C, Refunding, 5%, 5/15/31 ..... 1,500,000 1,666,195
Department of Airports, Revenue, Sub. Lien, 2022 C, Refunding, 4%, 5/15/35 ..... 600,000 615,562
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 5,295,000 3,665,391
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 A-1, 2.8%, 3/01/47 ......... 2,800,000 2,229,773
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 9,930,000 6,789,403
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 6,000,000 4,525,733
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,000,000 850,613
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 13,000,000 9,271,582
FHLMC, Multi-family ML Pass-Through Certificates ,
b,c
144A, FRN, 2022-ML14, A, 3.65%, 11/25/38 .............................. 4,883,944 4,600,138
2019-ML05, A-US, 3.4%, 1/25/36 ...................................... 8,239,683 7,856,213
2019-ML06, A-US, 2.543%, 6/25/37 .................................... 12,763,258 11,186,119
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18, Special Tax, 2024, 5%, 9/01/39 1,000,000 1,063,696
City of Folsom Community Facilities District No. 18, Special Tax, 2024, 5%, 9/01/44 1,000,000 1,032,876
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 1,805,000 1,656,887
Imperial County Local Transportation Authority , County of Imperial Sales Tax , Revenue ,
2022 E , Refunding , AG Insured , 5% , 6/01/32 ............................. 1,165,000 1,253,224
a
Los Angeles County Development Authority ,
Century Wlava 2 LP, Revenue, 2023 C, Mandatory Put, 3.75%, 12/01/26 ........ 2,500,000 2,502,945
VA Building 402 LP, Revenue, 2022 F, Mandatory Put, 3.375%, 7/01/26 ......... 3,250,000 3,250,114
Los Angeles Department of Water & Power ,
Power System, Revenue, 2022 A, 5%, 7/01/46 ............................ 2,000,000 2,075,543
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 4,200,000 4,427,846
Water System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 3,925,000 4,157,761
Manteca Unified School District , GO , 2020 A , 3% , 8/01/41 ..................... 1,000,000 854,428
e
Mendocino-Lake Community College District , GO , 2011 B , AG Insured , 3.449%,
8/01/40 ......................................................... 2,600,000 3,224,243
Port of Oakland , Revenue , 2021 H , ETM, 5% , 5/01/28 ........................ 10,000 10,584
f
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025,
Refunding, 5%, 9/01/34 ............................................ 360,000 382,661
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025,
Refunding, 4.5%, 9/01/40 .......................................... 1,300,000 1,288,021
San Francisco City & County Airport Comm-San Francisco International Airport ,
d
Revenue, Second Series, 2019 E, 5%, 5/01/45 ............................ 7,600,000 7,741,938
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/32 ................... 4,900,000 5,394,626
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/35 ................... 1,900,000 2,066,416

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport,
(continued)
Revenue, Second Series, 2022 A, Refunding, 5%, 5/01/30 ................... $ 1,000,000 $ 1,088,095
Revenue, Second Series, 2023 C, Refunding, 5.5%, 5/01/39 ................. 8,850,000 9,883,051
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 300,000 301,329
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 620,000 669,192
d
State of California ,
GO, Refunding, 5%, 3/01/45 ......................................... 6,000,000 6,552,213
GO, 5%, 3/01/49 .................................................. 3,500,000 3,768,023
GO, 5%, 3/01/55 .................................................. 10,000,000 10,666,132
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 6,430,000 6,310,062
273,587,890
Colorado 2.7%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/36 ........................................................ 3,000,000 3,660,004
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 39,610,000 40,297,574
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.5%, 11/01/47 ....... 9,335,000 9,846,067
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2024 A , AG Insured , 5% , 12/01/43 ........................... 1,500,000 1,580,651
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 770,826
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,489,287
State of Colorado ,
COP, 2024 A, 5%, 11/01/43 .......................................... 1,340,000 1,448,076
COP, 2024 A, 5%, 11/01/44 .......................................... 1,100,000 1,180,444
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 1 ,
Special Assessment , 2024 , 5.625% , 12/01/43 ............................. 1,233,000 1,266,237
Vauxmont Metropolitan District , GO , 2019 , Refunding , AG Insured , 5% , 12/15/30 .... 125,000 128,848
64,668,014
Connecticut 0.6%
Connecticut Housing Finance Authority , Revenue , 2016 A-1 , Refunding , 2.875% ,
11/15/30 ........................................................ 2,250,000 2,201,129
Connecticut State Health & Educational Facilities Authority ,
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/33 ........ 250,000 251,595
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/34 ........ 1,250,000 1,257,105
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/34 ... 1,400,000 1,527,715
University of New Haven, Inc., Revenue, K-3, 5%, 7/01/28 ................... 550,000 567,042
a
Yale University, Revenue, 2016 A-2, Refunding, Mandatory Put, 2%, 7/01/26 ..... 1,050,000 1,042,607
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 4,000,000 4,058,241
University of Connecticut , Revenue , 2023 A , 5.5% , 11/15/53 ................... 3,000,000 3,284,488
14,189,922
Delaware 0.4%
Delaware State Economic Development Authority , ASPIRA of Delaware Charter
Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 ........................... 1,000,000 1,001,613

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Delaware (continued)
Delaware State Housing Authority , Luther Towers Preservation LP , Revenue , 2023 ,
FNMA Insured , 4.65% , 1/01/41 ........................................ $ 7,250,000 $ 7,646,087
8,647,700
Florida 7.5%
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/45 ................................................ 630,000 637,470
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.875% , 5/01/45 .............................................. 2,590,000 2,687,041
Broward County Housing Finance Authority ,
Federation Plaza Preservation LP, Revenue, 2023, FNMA Insured, 5%, 10/01/38 .. 988,889 1,061,101
a
Pinnacle 441 Phase 2 LLC, Revenue, 2023, Mandatory Put, 4.05%, 3/01/26 ...... 2,000,000 2,005,455
a
St. Joseph Manor II LLLP, Revenue, 2023, Mandatory Put, 3.5%, 4/01/26 ........ 4,000,000 3,996,879
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,599,377
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,000,000 1,063,227
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/33 ...... 1,500,000 1,588,466
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 500,000 523,727
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5.25%,
6/01/34 ........................................................ 1,000,000 1,067,336
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5.25%,
6/01/39 ........................................................ 1,000,000 1,037,875
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5.25%,
6/01/44 ........................................................ 1,225,000 1,228,382
b
Capital Trust Agency, Inc. , WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% ,
1/01/31 ......................................................... 440,000 414,695
b
Capital Trust Authority ,
Academir Charter Schools, Inc., Revenue, 144A, 2025 A, 6.25%, 7/01/45 ........ 3,745,000 3,793,031
Academir Charter Schools, Inc., Revenue, 144A, 2025 A, 6.375%, 7/01/50 ....... 3,000,000 3,034,495
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 4.75%,
7/01/40 ........................................................ 800,000 803,389
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 5%, 7/01/45 650,000 634,380
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 5.25%,
7/01/50 ........................................................ 1,250,000 1,232,926
b
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
4.3% , 5/01/32 .................................................... 240,000 242,586
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 5.875% , 10/01/45 ..................................... 1,000,000 1,041,817
b
City of Venice ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 144A, 2024
B-1, 4.625%, 1/01/30 ............................................. 550,000 551,114
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 144A, 2024
B-2, 4.5%, 1/01/30 ............................................... 550,000 551,098
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 144A, 2024
B-3, 4.25%, 1/01/30 .............................................. 850,000 851,705
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2024 A , AG Insured , 5% , 10/01/42 ................ 800,000 864,760
Connerton East Community Development District ,
Assessment Area 2, Special Assessment, 2025, 4.65%, 6/15/35 ............... 200,000 207,630
Assessment Area 2, Special Assessment, 2025, 5.625%, 6/15/55 .............. 855,000 878,410
County of Broward ,
Airport System, Revenue, 2015 A, 5%, 10/01/34 ........................... 2,000,000 2,001,931
Airport System, Revenue, 2019 A, 5%, 10/01/36 ........................... 1,500,000 1,582,991
Airport System, Revenue, 2019 A, 5%, 10/01/44 ........................... 5,000,000 5,102,400
County of Hillsborough , Utility , Revenue , 2016 , Refunding , 3% , 8/01/39 ........... 3,800,000 3,367,644

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade ,
Aviation, Revenue, 2017 B, Refunding, 5%, 10/01/40 ....................... $ 10,000,000 $ 10,120,176
Aviation, Revenue, 2019 A, 5%, 10/01/44 ................................ 8,000,000 8,109,343
Aviation, Revenue, 2024 A, Refunding, 5%, 10/01/33 ....................... 7,000,000 7,850,525
b
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.5% , 5/15/45 ................................................ 925,000 940,218
b
County of Palm Beach ,
Palm Beach Atlantic University, Inc., Revenue, 144A, 2025 A, 5.5%, 10/01/45 ..... 3,000,000 3,073,047
Provident Group - LU Properties LLC, Revenue, 144A, 2021 A, 4.25%, 6/01/31 ... 1,200,000 1,183,498
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/29 .... 375,000 381,171
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/39 .... 3,950,000 3,971,134
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.3% , 5/01/45 ..................................... 1,000,000 1,007,023
b
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.375% , 5/01/45 .............................................. 840,000 849,041
Del Webb River Reserve Community Development District , Special Assessment , 2025 ,
5.875% , 5/01/55 ................................................... 865,000 893,275
Double Branch Community Development District , Assessments , Special Assessment,
Senior Lien , 2013 A-1 , Refunding , 4.25% , 5/01/34 ......................... 360,000 360,053
East Nassau Stewardship District , Special Assessment , 2025 , 6% , 5/01/45 ........ 4,000,000 4,156,791
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 3%, 7/01/31 ................................... 185,000 178,023
River City Education Obligated Group, Revenue, 2022 B, Refunding, 5%, 7/01/31 . 285,000 297,624
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 5,550,000 5,390,290
a
Florida Housing Finance Corp. ,
Brownsville Village V Ltd., Revenue, 2024 B, GNMA Insured, Mandatory Put, 3.35%,
10/01/26 ....................................................... 2,250,000 2,250,538
Northside Property III Ltd., Revenue, 2023 B, GNMA Insured, Mandatory Put, 5%,
2/01/26 ........................................................ 2,000,000 2,008,519
b
Florida Local Government Finance Commission , BridgePrep Academy, Inc. Obligated
Group , Revenue , 144A, 2025 A , 6% , 6/15/45 ............................. 1,750,000 1,793,203
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 4.5% , 5/01/31 ............... 235,000 238,978
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 4.375% , 5/01/35 ................................... 175,000 178,888
Greater Orlando Aviation Authority , Revenue, Sub. Lien , 2017 A , 5% , 10/01/35 ..... 7,500,000 7,713,363
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,375,000 1,384,650
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... 3,075,000 3,233,471
Ibis Landing Community Development District , Special Assessment , 2025 , 5.875% ,
6/15/55 ......................................................... 720,000 741,940
JEA Water & Sewer System ,
Revenue, 2025 A, Refunding, 5%, 10/01/42 .............................. 3,265,000 3,560,424
Revenue, 2025 A, Refunding, 5%, 10/01/43 .............................. 7,300,000 7,923,102
Revenue, 2025 A, Refunding, 5%, 10/01/44 .............................. 9,000,000 9,704,968
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/45 ................................... 1,375,000 1,426,518
b
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.375% , 5/01/45 ............................... 1,325,000 1,340,290
Lakewood Ranch Stewardship District ,
Assessment Southeast, Special Assessment, 2025, 5.5%, 5/01/40 ............. 1,335,000 1,408,383
Assessment Southeast, Special Assessment, 2025, 5.8%, 5/01/45 ............. 565,000 587,346
Assessments, Special Assessment, 2023, 5.45%, 5/01/33 ................... 2,660,000 2,851,869
Assessments, Special Assessment, 2023, 6.125%, 5/01/43 .................. 1,245,000 1,330,758

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
Assessments, Special Assessment, 2024, 4.5%, 5/01/31 .................... $ 550,000 $ 559,487
Lee County Industrial Development Authority ,
Shell Point Obligated Group, Revenue, 2024 B-1, 4.75%, 11/15/29 ............. 1,300,000 1,308,735
Shell Point Obligated Group, Revenue, 2024 C, 5%, 11/15/54 ................. 1,585,000 1,532,681
Madeira Community Development District ,
Assessment Area 1, Special Assessment, 2025, Refunding, 5%, 5/01/35 ........ 1,560,000 1,692,290
Assessment Area 1, Special Assessment, 2025, Refunding, 5%, 5/01/39 ........ 585,000 627,355
Assessment Area 2, Special Assessment, 2025, 4.7%, 5/01/35 ................ 860,000 879,562
Assessment Area 2, Special Assessment, 2025, 5.5%, 5/01/45 ................ 460,000 462,184
Assessment Area 2, Special Assessment, 2025, 5.8%, 5/01/55 ................ 1,570,000 1,581,783
a
Miami-Dade County Housing Finance Authority , St. Mary Towers Apartments LLLP ,
Revenue , 2024 , Mandatory Put , 3.4% , 10/01/26 ........................... 1,750,000 1,750,207
Miromar Lakes Community Development District , Special Assessment , 2025 ,
Refunding , 5% , 5/01/35 ............................................. 1,500,000 1,639,641
Orlando Utilities Commission , Revenue , 2024 A , 5% , 10/01/46 ................. 2,500,000 2,666,199
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 4.375% , 6/15/32 .............................................. 250,000 255,494
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... 2,000,000 2,025,661
Parrish Lakes Community Development District , Assessment Area 3 , Special
Assessment , 2024 , 5.5% , 5/01/44 ..................................... 625,000 632,949
Peace Creek Village Community Development District , Special Assessment , 2024 ,
5.5% , 5/01/44 .................................................... 500,000 510,186
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/29 ......... 1,495,000 1,520,500
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.45% , 6/15/45 .............................. 600,000 608,783
Rivers Edge III Community Development District , Assessments , Special Assessment ,
2025 , 5.75% , 5/01/45 ............................................... 450,000 465,794
South Broward Hospital District , Obligated Group , Revenue , 2016 , Refunding , 3% ,
5/01/34 ......................................................... 1,190,000 1,155,662
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/29 215,000 211,064
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/30 195,000 190,925
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/31 200,000 195,249
b,f
Starling Community Development District , Special Assessment , 144A, 2025 , 4.5% ,
5/01/35 ......................................................... 1,990,000 1,991,727
Stonegate Preserve Community Development District , Special Assessment , 2025 ,
5.875% , 6/15/55 ................................................... 850,000 873,644
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 4.1% , 5/01/31 ................................................ 685,000 690,623
b,f
Tranquility Community Development District , Special Assessment , 144A, 2025 , 5.3% ,
5/01/45 ......................................................... 1,930,000 1,912,572
b
Varrea South Community Development District , Special Assessment , 144A, 2025 ,
5.875% , 5/01/55 ................................................... 465,000 477,316
b
Village Community Development District No. 15 ,
Special Assessment, 144A, 2024, 3.75%, 5/01/29 ......................... 500,000 502,342
Special Assessment, 144A, 2024, 4%, 5/01/34 ............................ 500,000 506,460
Special Assessment, 144A, 2024, 4.2%, 5/01/39 .......................... 1,000,000 991,141
Phase I, Special Assessment, 144A, 2023, 4.375%, 5/01/33 .................. 990,000 1,025,945
Phase I, Special Assessment, 144A, 2023, 4.85%, 5/01/38 ................... 990,000 1,022,455
b
Waterset South Community Development District , Assessment Area , Special
Assessment , 144A, 2025 , 5.5% , 5/01/45 ................................ 700,000 706,943
f
West Villages Improvement District , Unit Development No. 11 Assessment Area 1 ,
Special Assessment , 2025 , 4.75% , 5/01/32 .............................. 2,000,000 2,005,590

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Woodcreek Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 4.35% , 5/01/32 .................................... $ 200,000 $ 202,362
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 4.3% , 5/01/32 ................................ 250,000 253,386
179,726,675
Georgia 3.9%
b
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC, Revenue, 144A, 2025 A, 5%, 7/01/35 ............. 725,000 755,939
PRG - CAU Properties LLC, Revenue, 144A, 2025 A, 5.25%, 7/01/40 ........... 2,300,000 2,356,907
PRG - CAU Properties LLC, Revenue, 144A, 2025 A, 6%, 7/01/45 ............. 1,075,000 1,124,120
City of Atlanta ,
Department of Aviation, Revenue, 2020 B, Refunding, 5%, 7/01/30 ............. 3,500,000 3,809,363
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 13,720,000 13,736,310
DeKalb County Housing Authority ,
Revenue, 2023 A, 4%, 12/01/33 ....................................... 4,500,000 4,594,476
HADC Park at 500 LLC, Revenue, 2024, 4%, 3/01/34 ....................... 16,000,000 16,088,434
a
Development Authority of Burke County (The) ,
Georgia Power Co., Revenue, First Series, 2013-1, Refunding, Mandatory Put,
3.375%, 3/12/27 ................................................. 2,500,000 2,506,964
Oglethorpe Power Corp., Revenue, 2013 A, Refunding, Mandatory Put, 3.6%,
2/01/30 ........................................................ 6,000,000 6,095,341
b
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 3.625% , 1/01/31 ............................. 4,000,000 3,875,617
a
Main Street Natural Gas, Inc. ,
Revenue, 2019 C, Mandatory Put, 4%, 9/01/26 ........................... 820,000 827,134
Revenue, 2021 A, Mandatory Put, 4%, 9/01/27 ............................ 10,000,000 10,143,624
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 1,500,000 1,530,827
Revenue, 2023 C, Mandatory Put, 5%, 9/01/30 ........................... 2,000,000 2,140,541
Revenue, 2023 E-1, Mandatory Put, 5%, 6/01/31 .......................... 5,000,000 5,387,078
Revenue, 2024 B, Mandatory Put, 5%, 3/01/32 ............................ 2,500,000 2,721,080
Revenue, 2025 A, Mandatory Put, 5%, 6/01/32 ............................ 3,000,000 3,287,554
Municipal Electric Authority of Georgia ,
Revenue, 2024 A, Refunding, 5%, 1/01/40 ............................... 850,000 913,187
Revenue, 2024 A, Refunding, 5%, 1/01/42 ............................... 1,050,000 1,107,875
Revenue, 2024 A, Refunding, 5%, 1/01/43 ............................... 1,250,000 1,304,641
Revenue, 2024 A, Refunding, BAM Insured, 5.25%, 1/01/54 .................. 8,130,000 8,546,939
PowerSouth Energy Cooperative, Revenue, 2021 A, Refunding, 4%, 1/01/46 ..... 330,000 301,656
93,155,607
Hawaii 0.2%
a
City & County of Honolulu , Komohale Maunakea Venture LP , Revenue , 2023 ,
Mandatory Put , 5% , 6/01/26 .......................................... 5,000,000 5,051,686
Illinois 5.0%
Board of Trustees of the University of Illinois (The) , University of Illinois Health Services
Facilities System , Revenue , 2023 , Refunding , 5.5% , 10/01/41 ................ 1,660,000 1,836,780
Chicago Board of Education , GO , 2021 A , 5% , 12/01/39 ...................... 1,000,000 979,124
Chicago Midway International Airport ,
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/41 ........ 500,000 553,935
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/42 ........ 1,000,000 1,099,184
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/43 ........ 1,250,000 1,364,084
Chicago O'Hare International Airport , Revenue, Senior Lien , 2024 A , 5.5% , 1/01/44 .. 2,000,000 2,166,047
Chicago Park District , GO , 2024 A , 5% , 1/01/47 ............................. 1,500,000 1,555,193

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Chicago ,
GO, 2021 A, Refunding, 4%, 1/01/36 ................................... $ 1,000,000 $ 960,032
GO, 2023 A, 5%, 1/01/35 ............................................ 3,000,000 3,126,013
GO, 2025 A, BAM Insured, 6%, 1/01/46 ................................. 8,500,000 9,296,575
GO, 2025 E, 6%, 1/01/42 ............................................ 1,750,000 1,904,615
GO, 2025 E, BAM Insured, 6%, 1/01/43 ................................. 1,790,000 2,010,074
GO, 2025 E, 6%, 1/01/45 ............................................ 2,000,000 2,135,735
Illinois Finance Authority ,
a
Revenue, 2020, Refunding, Mandatory Put, 3.875%, 9/01/28 ................. 2,250,000 2,296,291
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/32 ....................................................... 685,000 677,120
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/33 ....................................................... 1,060,000 1,039,882
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/34 ....................................................... 445,000 432,718
Ascension Health Credit Group, Revenue, 2016 C, 5%, 2/15/34 ............... 915,000 936,938
Ascension Health Credit Group, Revenue, 2016 C, Pre-Refunded, 5%, 2/15/34 ... 185,000 190,603
a,b
Centerpoint Joliet Terminal Railroad LLC, Revenue, 144A, 2012, Mandatory Put,
4.8%, 7/02/35 ................................................... 5,000,000 5,172,255
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/47 ......................... 500,000 486,153
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/50 ......................... 460,000 439,967
b
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5%, 10/01/34 2,000,000 2,102,835
b
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5.25%,
10/01/39 ....................................................... 1,350,000 1,416,556
Rosalind Franklin University of Medicine and Science, Revenue, 2017 A, Refunding,
5%, 8/01/31 .................................................... 400,000 409,664
b
Rosalind Franklin University of Medicine and Science, Revenue, 144A, 2025, 5.25%,
8/01/35 ........................................................ 9,600,000 9,829,014
University of Illinois, Revenue, 2023 B, 5.5%, 10/01/57 ...................... 5,245,000 5,461,528
Illinois Housing Development Authority , Revenue , 2017 A , GNMA Insured ,
3.125% , 2/01/47 ................................................... 11,128,016 10,166,070
Illinois State Toll Highway Authority ,
Revenue, 2015 A, 5%, 1/01/40 ........................................ 12,850,000 12,861,673
Revenue, 2015 B, 5%, 1/01/40 ........................................ 10,000,000 10,017,704
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2017 B , Refunding , 5% , 12/15/33 ................... 300,000 310,125
Northern Illinois University , COP , 2024 , BAM Insured , 5.5% , 4/01/49 ............. 2,250,000 2,375,812
St. Clair County Community Unit School District No. 187 Cahokia ,
GO, 2024 A, AG Insured, 5%, 1/01/40 .................................. 325,000 350,101
GO, 2024 A, AG Insured, 5%, 1/01/41 .................................. 400,000 426,976
GO, 2024 A, AG Insured, 5%, 1/01/42 .................................. 475,000 502,528
GO, 2024 A, AG Insured, 5%, 1/01/43 .................................. 500,000 524,658
GO, 2024 A, AG Insured, 5%, 1/01/44 .................................. 260,000 271,075
GO, 2024 B, AG Insured, 5%, 1/01/40 .................................. 210,000 227,288
GO, 2024 B, AG Insured, 5%, 1/01/41 .................................. 210,000 225,220
GO, 2024 B, AG Insured, 5%, 1/01/42 .................................. 225,000 239,160
GO, 2024 B, AG Insured, 5%, 1/01/43 .................................. 1,350,000 1,423,237
State of Illinois ,
GO, 2016, 4%, 1/01/31 ............................................. 695,000 695,672
GO, 2016, 4.125%, 11/01/31 ......................................... 830,000 835,218
GO, 2016, 5%, 11/01/34 ............................................. 1,650,000 1,678,864
GO, 2016, 5%, 1/01/41 ............................................. 340,000 340,372
GO, 2016, 5%, 11/01/41 ............................................. 600,000 604,029
GO, 2017 C, 5%, 11/01/29 ........................................... 11,170,000 11,595,481
University of Illinois ,
Health Services Facilities System, Revenue, 2023, Refunding, 5.5%, 10/01/39 .... 380,000 426,238

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
University of Illinois, (continued)
Health Services Facilities System, Revenue, 2023, Refunding, 5.5%, 10/01/40 .... $ 605,000 $ 674,875
Village of Romeoville ,
Lewis University, Revenue, 2015, Refunding, 5%, 10/01/26 .................. 500,000 500,148
Lewis University, Revenue, 2015, Refunding, 5%, 10/01/27 .................. 860,000 860,328
Lewis University, Revenue, 2015, Refunding, 5%, 10/01/29 .................. 975,000 975,374
118,987,141
Indiana 1.0%
a
City of Whiting , BP Products North America, Inc. , Revenue , 2019 A , Refunding ,
Mandatory Put , 5% , 6/05/26 .......................................... 12,035,000 12,176,963
Indiana Finance Authority ,
Board of Directors for Department of Public Utilities of City of Indianapolis, Revenue,
First Lien, 2025 A, Refunding, 5.5%, 10/01/50 ........................... 1,500,000 1,626,186
Board of Directors for Department of Public Utilities of City of Indianapolis, Revenue,
First Lien, 2025 A, Refunding, 5.5%, 10/01/55 ........................... 4,025,000 4,343,341
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/38 ....... 500,000 562,059
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/40 ....... 615,000 677,369
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/41 ....... 1,000,000 1,090,620
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/42 ....... 1,350,000 1,458,237
Indiana Masonic Home, Inc. Obligated Group, Revenue, 2025 A, 4.3%, 5/01/29 ... 750,000 759,475
Indiana Masonic Home, Inc. Obligated Group, Revenue, 2025 B, 5.25%, 5/01/45 .. 1,000,000 1,003,315
Indianapolis Local Public Improvement Bond Bank , City of Indianapolis , Revenue , 2019
A , 5% , 2/01/44 .................................................... 1,175,000 1,207,065
24,904,630
Iowa 0.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 1,150,000 964,003
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 6.6%,
5/15/28 ........................................................ 915,000 952,775
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, 2025, 4.5%, 10/01/35 ... 750,000 757,411
2,674,189
Kansas 0.2%
Johnson & Miami Counties ,
Unified School District No. 230 Spring Hills, GO, 2025, Refunding, AG Insured, 6%,
9/01/43 ........................................................ 1,600,000 1,855,445
Unified School District No. 230 Spring Hills, GO, 2025, Refunding, AG Insured, 6%,
9/01/44 ........................................................ 1,575,000 1,815,942
Unified School District No. 230 Spring Hills, GO, 2025, Refunding, AG Insured, 6%,
9/01/45 ........................................................ 1,650,000 1,894,580
5,565,967
Kentucky 2.7%
City of Columbia , Lindsey Wilson College, Inc. , Revenue , 2019 , Refunding , 5% ,
12/01/33 ........................................................ 3,000,000 3,058,592
a
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put ,
4.7% , 6/01/27 .................................................... 5,000,000 5,037,372
Kentucky Economic Development Finance Authority ,
KentuckyWired Infrastructure Co., Inc., Revenue, Senior Lien, 2015 A, 5%, 7/01/30 2,080,000 2,082,320
Masonic Homes of Kentucky, Inc. Obligated Group, Revenue, 2016 A, Refunding,
5%, 5/15/51 .................................................... 1,500,000 1,186,704

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Public Energy Authority ,
a
Revenue, 2024 A, Mandatory Put, 5%, 7/01/30 ............................ $ 5,750,000 $ 6,112,618
a
Revenue, 2024 B, Refunding, Mandatory Put, 5%, 8/01/32 ................... 3,750,000 4,075,748
a
Revenue, 2025 A, Refunding, Mandatory Put, 5.25%, 12/01/29 ................ 11,710,000 12,521,017
Revenue, 2025 B, 5%, 12/01/33 ....................................... 10,000,000 10,438,457
Louisville/Jefferson County Metropolitan Government ,
a
Louisville Gas and Electric Co., Revenue, 2005 A, Mandatory Put, 1.75%, 7/01/26 . 5,000,000 4,932,921
Norton Healthcare Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/31 .. 2,750,000 2,795,340
Norton Healthcare Obligated Group, Revenue, 2023 A, Refunding, 5%, 10/01/41 .. 4,700,000 5,038,714
Rural Water Financing Agency , Revenue , 2023 A , 3.9% , 11/01/25 ............... 3,000,000 3,000,000
University of Kentucky ,
Revenue, 2024, 5%, 10/01/41 ........................................ 1,475,000 1,602,851
Revenue, 2024, 5%, 10/01/42 ........................................ 1,850,000 1,995,438
63,878,092
Louisiana 0.1%
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 4.25%, 11/15/30 .. 1,045,000 1,047,932
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 5%, 11/15/37 .... 1,900,000 1,959,470
3,007,402
Maryland 0.2%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 300,000 304,767
County of Frederick ,
b
Mount St. Mary's University, Inc., Revenue, 144A, 2017 A, Refunding, 5%, 9/01/27 . 1,400,000 1,402,221
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 735,000 712,593
Maryland Economic Development Corp. , City of Baltimore Port Covington Development
District , Tax Allocation , 2020 , 3.25% , 9/01/30 ............................. 1,185,000 1,151,440
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 4% , 6/01/34 ............................... 250,000 251,030
Montgomery County Housing Opportunities Commission , Multi-family Housing ,
Revenue , 2012 A , 3.75% , 7/01/32 ..................................... 1,500,000 1,500,768
5,322,819
Massachusetts 1.0%
Massachusetts Development Finance Agency ,
Bentley University, Revenue, 2025, 5%, 7/01/37 ........................... 750,000 848,744
Bentley University, Revenue, 2025, 5%, 7/01/39 ........................... 1,100,000 1,224,537
Bentley University, Revenue, 2025, 5%, 7/01/41 ........................... 1,100,000 1,200,573
Bentley University, Revenue, 2025, 5%, 7/01/45 ........................... 1,225,000 1,286,601
b
CHF Merrimack, Inc., Revenue, 144A, 2024 A, 5%, 7/01/44 .................. 1,500,000 1,487,707
Emerson College, Revenue, 2025, Refunding, 5%, 1/01/28 .................. 1,150,000 1,186,051
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/40 ................... 7,515,000 6,665,353
b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 160,000 159,984
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/35 ......... 2,000,000 2,024,723
Seven Hills Foundation Obligated Group, Revenue, 2025, Refunding, 6%, 9/01/45 . 1,000,000 1,085,173
Simmons University, Revenue, K-1, Refunding, 5%, 10/01/26 ................. 950,000 948,443
Simmons University, Revenue, K-1, Refunding, 5%, 10/01/27 ................. 1,150,000 1,147,920
UMass Memorial Health Care Obligated Group, Revenue, 2025 N-1, Refunding,
5.25%, 7/01/50 .................................................. 5,000,000 5,109,513
24,375,322

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 1.6%
City of Detroit ,
GO, 2020, 5.5%, 4/01/34 ............................................ $ 660,000 $ 718,138
GO, 2023 B, 6.844%, 5/01/28 ......................................... 295,000 302,915
GO, B-1, 4%, 4/01/44 ............................................... 4,474,431 3,570,764
County of Genesee ,
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/35 ......... 1,000,000 1,155,147
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/36 ......... 1,000,000 1,145,298
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/37 ......... 750,000 851,775
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/38 ......... 585,000 658,264
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/39 ......... 800,000 891,247
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 13,440,000 14,002,871
Kalamazoo Public Schools ,
GO, 2023 I, AG Insured, 5%, 5/01/45 ................................... 885,000 923,737
GO, 2023 I, AG Insured, 5%, 5/01/48 ................................... 820,000 847,982
Kentwood Economic Development Corp. , Holland Home Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/37 ....................................... 1,000,000 1,004,847
Michigan Finance Authority ,
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding,
5.25%, 2/01/32 .................................................. 1,145,000 1,157,939
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding, 5%,
2/01/47 ........................................................ 1,000,000 944,131
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/27 ........................................................ 95,000 94,719
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/32 ........................................................ 285,000 283,400
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/29/40 ........... 500,000 543,506
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/28/41 ........... 550,000 592,506
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/28/42 ........... 625,000 665,684
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/28/43 ........... 800,000 844,665
Provident Group - HFH Energy LLC, Revenue, 2024, 5.5%, 2/28/49 ............ 750,000 798,989
Michigan State University , Revenue , 2019 B , 5% , 2/15/44 ..................... 3,000,000 3,074,990
Michigan Strategic Fund , Holland Home Obligated Group , Revenue , 2019 , Refunding ,
5% , 11/15/34 ..................................................... 1,900,000 1,958,590
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2015 F , Refunding , 5% , 12/01/30 ...................................... 1,840,000 1,843,138
38,875,242
Minnesota 1.4%
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 2,000,000 1,729,818
City of Minneapolis ,
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/33 ....................................................... 3,410,000 3,554,365
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/36 ....................................................... 1,050,000 1,083,684
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AG Insured,
5%, 11/15/36 ................................................... 4,835,000 5,125,023
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 6,575,000 6,588,880
Duluth Economic Development Authority , Benedictine Health System Obligated Group ,
Revenue , 2021 A , Refunding , 4% , 7/01/31 ............................... 625,000 603,596
Housing & Redevelopment Authority of The City of St. Paul Minnesota , Hmong College
Prep Academy , Revenue , 2016 A , Refunding , 5.5% , 9/01/36 .................. 3,000,000 3,021,206
Minneapolis-St. Paul Metropolitan Airports Commission , Revenue , 2024 B , 5% , 1/01/36 8,500,000 9,412,670

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Health & Education Facilities Authority , Augsburg University , Revenue , 2016
A , 5% , 5/01/46 .................................................... $ 750,000 $ 515,409
St. Paul Port Authority , District Energy St. Paul Obligated Group , Revenue , 2023-4 ,
5.25% , 10/01/42 ................................................... 1,000,000 1,038,416
32,673,067
Mississippi 0.2%
City of Gulfport , Memorial Hospital at Gulfport Obligated Group , Revenue , 2025 , 5.5% ,
7/01/50 ......................................................... 1,150,000 1,207,852
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . 3,250,000 3,346,185
4,554,037
Missouri 1.5%
City of St. Louis , Airport , Revenue , 2022 A , Refunding , 5% , 7/01/30 .............. 1,430,000 1,546,681
Health & Educational Facilities Authority of the State of Missouri ,
Children's Mercy Hospital Obligated Group, Revenue, 2017 A, 4%, 5/15/42 ...... 3,195,000 3,110,791
Mercy Health, Revenue, 2012, BAM Insured, 4%, 11/15/42 ................... 1,555,000 1,517,567
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/33 .................... 2,025,000 2,025,187
Mercy Health, Revenue, 2023, 5.5%, 12/01/40 ............................ 1,100,000 1,237,333
Mercy Health, Revenue, 2023, 5.5%, 12/01/41 ............................ 2,100,000 2,342,550
b
Missouri Baptist College, Revenue, 144A, 2025, Refunding, 4.5%, 10/01/30 ...... 500,000 498,422
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
5%, 5/01/28 .................................................... 1,775,000 1,784,329
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/37 .................................................... 2,600,000 2,263,721
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/39 .................................................... 3,750,000 3,156,345
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/40 .................................................... 615,000 508,360
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/43 .................................................... 1,750,000 1,375,462
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/38 .................................................... 1,440,000 1,229,559
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/39 .................................................... 1,250,000 1,052,115
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/45 .................................................... 1,280,000 968,075
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 A, 5%, 3/01/35 ................... 5,000,000 5,213,254
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/32 ................... 1,000,000 1,050,350
City of Kansas City Airport, Revenue, 2020 A, 5%, 3/01/30 ................... 1,540,000 1,653,991
Plaza at Noah's Ark Community Improvement District , Revenue , 2021 , Refunding , 3% ,
5/01/26 ......................................................... 275,000 273,229
Poplar Bluff Regional Transportation Development District ,
Sales Tax, Revenue, 2023 B, Refunding, 3.375%, 12/01/31 .................. 1,030,000 1,023,885
Sales Tax, Revenue, 2023 B, Refunding, 4%, 12/01/37 ...................... 2,300,000 2,281,043
36,112,249
Montana 0.1%
City of Forsyth , NorthWestern Corp. , Revenue , 2023 , Refunding , 3.875% , 7/01/28 ... 2,200,000 2,235,201
Nebraska 0.8%
Omaha Public Power District ,
Revenue, 2021 A, 5%, 2/01/46 ........................................ 5,000,000 5,160,690
Revenue, 2024 C, 5%, 2/01/43 ........................................ 4,500,000 4,882,850
Revenue, 2024 C, 5%, 2/01/44 ........................................ 5,415,000 5,794,257

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska (continued)
Omaha Public Power District, (continued)
Revenue, 2024 D, Refunding, 5%, 2/01/43 ............................... $ 2,300,000 $ 2,495,679
18,333,476
Nevada 1.3%
City of Las Vegas ,
Special Improvement District No. 818, Special Assessment, 2024, 5%, 12/01/39 ... 1,000,000 1,038,349
Special Improvement District No. 818, Special Assessment, 2024, 5%, 12/01/44 ... 935,000 940,493
a
County of Clark , Nevada Power Co. , Revenue , 2017 , Refunding , Mandatory Put ,
3.75% , 3/31/26 ................................................... 2,250,000 2,252,853
County of Humboldt ,
Sierra Pacific Power Co., Revenue, 2016 A, Refunding, 3.55%, 10/01/29 ........ 2,000,000 2,039,657
Sierra Pacific Power Co., Revenue, 2016 B, Refunding, 3.55%, 10/01/29 ........ 2,000,000 2,025,286
a
County of Washoe ,
Sierra Pacific Power Co., Revenue, 2016 B, Refunding, Mandatory Put, 3.625%,
10/01/29 ....................................................... 3,000,000 3,024,872
Sierra Pacific Power Co., Revenue, 2016 G, Refunding, Mandatory Put, 3.625%,
10/01/29 ....................................................... 1,000,000 1,008,290
Las Vegas Convention & Visitors Authority ,
d
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2018 B, 5%,
7/01/43 ........................................................ 9,660,000 9,883,113
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/39 ........................................................ 760,000 836,452
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/40 ........................................................ 1,550,000 1,694,366
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/41 ........................................................ 1,000,000 1,082,052
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/42 ........................................................ 1,200,000 1,287,671
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/43 ........................................................ 1,205,000 1,281,063
Reno-Tahoe Airport Authority ,
Revenue, 2024 A, 5.25%, 7/01/39 ..................................... 1,000,000 1,108,332
Revenue, 2024 A, 5.25%, 7/01/40 ..................................... 1,000,000 1,096,377
Revenue, 2024 B, 5%, 7/01/44 ........................................ 1,100,000 1,156,518
31,755,744
New Hampshire 1.6%
New Hampshire Business Finance Authority ,
Revenue, 2024-1, A, 4.25%, 7/20/41 ................................... 2,944,732 2,938,267
a
Revenue, 2024-1, A, Mandatory Put, 4.15%, 10/01/34 ...................... 3,481,338 3,475,787
Revenue, 2024-2, A, 3.625%, 8/20/39 .................................. 7,724,107 7,395,675
c
Revenue, FRN, 2024-3, A, 4.163%, 10/20/41 ............................. 3,969,851 3,912,201
c
Revenue, FRN, 2025-1, A-1, 4.168%, 1/20/41 ............................ 9,700,761 9,672,831
c
Revenue, FRN, 2025-1, A-2, 4.168%, 1/20/41 ............................ 3,233,587 3,026,139
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 1,050,000 1,035,625
Greater Raleigh Area Christian Education, Inc., Revenue, 2025, 5.125%, 8/01/40 .. 2,605,000 2,628,506
Greater Raleigh Area Christian Education, Inc., Revenue, 2025, 5.75%, 8/01/45 ... 1,770,000 1,796,558
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 2,000,000 2,014,093
37,895,682
New Jersey 1.3%
a
Camden County Improvement Authority (The) , Revenue , 2024 , Mandatory Put , 5% ,
3/01/26 ......................................................... 4,000,000 4,023,168

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority ,
a
New Jersey-American Water Co., Inc., Revenue, 2019 A, Refunding, Mandatory Put,
2.2%, 12/03/29 .................................................. $ 3,500,000 $ 3,292,452
a
New Jersey-American Water Co., Inc., Revenue, 2020 B, Refunding, Mandatory Put,
3.75%, 6/01/28 .................................................. 3,000,000 3,037,812
State of New Jersey, Revenue, 2024 SSS, Refunding, 5.25%, 6/15/37 .......... 1,060,000 1,224,735
State of New Jersey, Revenue, 2024 SSS, Refunding, 5.25%, 6/15/38 .......... 1,585,000 1,814,964
State of New Jersey, Revenue, 2024 SSS, Refunding, 5.25%, 6/15/39 .......... 1,000,000 1,134,832
New Jersey Transportation Trust Fund Authority ,
State of New Jersey, Revenue, 2019 BB, 5%, 6/15/44 ...................... 8,680,000 8,910,783
State of New Jersey, Revenue, 2023 A, Refunding, 4.25%, 6/15/40 ............ 2,000,000 2,047,564
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 4.25% , 7/01/33 ....................................... 515,000 528,908
South Jersey Transportation Authority ,
Revenue, 2022 A, 5%, 11/01/38 ....................................... 1,140,000 1,248,915
Revenue, 2022 A, 5%, 11/01/40 ....................................... 2,500,000 2,702,873
29,967,006
New Mexico 0.4%
City of Farmington ,
a
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
3.875%, 6/01/29 ................................................. 2,750,000 2,785,519
a
Public Service Co. of New Mexico, Revenue, 2010 E, Refunding, Mandatory Put,
3.875%, 6/01/29 ................................................. 5,000,000 5,064,581
Public Service Co. of New Mexico, Revenue, 2016 B, Refunding, 2.15%, 4/01/33 .. 2,000,000 1,743,161
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2012 ,
5% , 5/15/42 ...................................................... 985,000 978,492
10,571,753
New York 10.4%
Albany Capital Resource Corp. , Empire Commons Student Housing, Inc. , Revenue ,
2016 A , Refunding , 5% , 5/01/26 ....................................... 400,000 402,505
Build NYC Resource Corp. ,
Classical Charter School, Inc., Revenue, 2023 A, 4%, 6/15/33 ................ 960,000 962,165
b
East Harlem Scholars Academy Charter School Obligated Group, Revenue, 144A,
2022, 5%, 6/01/32 ................................................ 375,000 387,621
Global Community Charter School, Revenue, 2022 A, 4%, 6/15/32 ............. 500,000 475,730
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 3.4%, 7/01/27 .... 130,000 129,384
TrIPs Obligated Group, Revenue, 2025, 5.5%, 7/01/44 ...................... 1,265,000 1,345,515
TrIPs Obligated Group, Revenue, 2025, 5.5%, 7/01/50 ...................... 1,000,000 1,045,592
b
Unity Preparatory Charter School of Brooklyn, Revenue, 144A, 2023 A, 5%, 6/15/33 665,000 704,661
City of New York ,
GO, 2017 A-1, 5%, 8/01/38 .......................................... 1,500,000 1,515,371
GO, 2024 D, 5.5%, 4/01/48 .......................................... 16,025,000 17,390,670
GO, 2024 D, 5.5%, 4/01/49 .......................................... 1,000,000 1,084,844
GO, 2025 C-1, 5.25%, 9/01/45 ........................................ 1,465,000 1,582,193
GO, 2025 C-1, 5.25%, 9/01/46 ........................................ 20,000,000 21,486,646
Dutchess County Local Development Corp. , Culinary Institute of America (The) ,
Revenue , 2018 , Refunding , 5% , 7/01/34 ................................. 500,000 520,111
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/44 ......................................................... 5,000,000 5,332,016
Monroe County Industrial Development Corp. , Andrews Terrace Community Partners
LP , Revenue , 2023 A , FNMA Insured , 4.72% , 1/01/44 ....................... 5,000,000 5,198,161
New York City Housing Development Corp. ,
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 765,000 632,040
Revenue, 2020 I-1, 2.55%, 11/01/45 .................................... 6,255,000 4,565,743

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Housing Development Corp., (continued)
a
Revenue, 2022 F-2-B, FHA Insured, Mandatory Put, 3.4%, 12/22/26 ............ $ 12,750,000 $ 12,751,076
a
Revenue, 2023 A-2, Mandatory Put, 3.7%, 12/30/27 ........................ 10,000,000 10,004,363
8 Spruce NY Owner LLC, Revenue, 2024, B, Refunding, 6.033%, 12/15/31 ...... 500,000 516,559
8 Spruce NY Owner LLC, Revenue, 2024, E, Refunding, 4.375%, 12/15/31 ...... 1,750,000 1,790,760
8 Spruce NY Owner LLC, Revenue, 2024, F, Refunding, 5.25%, 12/15/31 ........ 7,085,000 7,308,351
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2024 AA-3, Refunding, 5%, 6/15/43 .......... 1,800,000 1,938,251
Water & Sewer System, Revenue, Sub. Lien, 2022 EE, Refunding, 5%, 6/15/45 ... 2,730,000 2,885,657
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2025 H-1, 5%, 11/01/44 ..................... 5,000,000 5,361,986
Future Tax Secured, Revenue, 2025 H-1, 5.25%, 11/01/48 ................... 17,650,000 18,971,256
Future Tax Secured, Revenue, 2026 A-1, 5.25%, 5/01/46 .................... 2,000,000 2,168,039
New York Liberty Development Corp. , 7 World Trade Center II LLC , Revenue , 2022 A ,
1 , Refunding , 3% , 9/15/43 ........................................... 7,915,000 6,520,053
New York State Dormitory Authority ,
d
Cornell University, Revenue, 2024 A, Refunding, 5.5%, 7/01/54 ............... 10,000,000 10,928,323
Mount Sinai Hospital Obligated Group, Revenue, 2025, 5.5%, 7/01/36 .......... 1,720,000 1,964,227
New York Institute of Technology, Revenue, 2024, 5%, 7/01/37 ................ 345,000 376,626
New York Institute of Technology, Revenue, 2024, 5%, 7/01/38 ................ 650,000 704,644
New York Institute of Technology, Revenue, 2024, 5%, 7/01/39 ................ 1,000,000 1,073,947
New York Institute of Technology, Revenue, 2024, 5%, 7/01/41 ................ 685,000 719,753
New York Institute of Technology, Revenue, 2024, 5%, 7/01/42 ................ 870,000 907,550
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 10,000,000 8,867,794
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 3%, 3/15/39 7,915,000 7,176,473
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 9,180,000 9,436,698
State of New York Sales Tax, Revenue, 2025 A, Refunding, 5%, 3/15/44 ......... 3,000,000 3,241,720
State of New York Sales Tax, Revenue, 2025 A, Refunding, 5%, 3/15/45 ......... 3,750,000 4,028,601
State of New York Sales Tax, Revenue, 2025 A, Refunding, 5%, 3/15/46 ......... 4,465,000 4,769,008
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,700,000 3,819,430
New York State Housing Finance Agency ,
Revenue, 2016 C, GNMA Insured, 3.05%, 11/01/36 ........................ 1,500,000 1,378,690
Revenue, 2023 C-1, 4.5%, 11/01/43 .................................... 1,000,000 1,013,650
a
State of New York Personal Income Tax, Revenue, 2024 A-2, Mandatory Put, 3.35%,
6/15/29 ........................................................ 4,000,000 4,009,192
a
State of New York Personal Income Tax, Revenue, 2024 A-2, Mandatory Put, 3.45%,
12/15/30 ....................................................... 2,480,000 2,500,058
a
West 38TH Street LLC, Revenue, 2014 A, FHLMC Insured, Mandatory Put, 3.57%,
11/01/31 ....................................................... 1,000,000 1,015,793
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/53 ............................................... 4,000,000 4,134,599
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 50,000 49,635
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 3,210,000 3,359,500
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 4,000,000 4,202,326
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/38 ............................ 2,000,000 2,144,317
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/39 ............................ 1,000,000 1,066,288
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/40 ............................ 875,000 926,025
JFK NTO LLC, Revenue, 2023, AG Insured, 5.5%, 6/30/42 ................... 1,750,000 1,853,058
JFK NTO LLC, Revenue, 2023, 6%, 6/30/54 .............................. 9,600,000 10,023,340
JFK NTO LLC, Revenue, 2025, 6%, 6/30/40 .............................. 1,200,000 1,358,540
JFK NTO LLC, Revenue, 2025, 6%, 6/30/41 .............................. 1,350,000 1,514,194
b
Oneida Indian Nation of New York ,
Revenue, 144A, 2024 A, 8%, 9/01/40 ................................... 2,875,000 2,937,566
Revenue, 144A, 2024 B, 6%, 9/01/43 ................................... 1,700,000 1,831,431

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey ,
Revenue, 197th, Refunding, 5%, 11/15/35 ............................... $ 5,000,000 $ 5,067,718
d
Revenue, 218th, 5%, 11/01/49 ........................................ 1,535,000 1,565,733
Revenue, 236th, 5%, 1/15/36 ......................................... 1,000,000 1,097,393
Revenue, 236th, 5%, 1/15/37 ......................................... 1,000,000 1,090,211
247,131,370
North Carolina 0.2%
North Carolina Agricultural & Technical State University ,
Revenue, 2023, 5%, 10/01/41 ........................................ 450,000 488,804
Revenue, 2023, 5%, 10/01/42 ........................................ 950,000 1,022,989
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 1,250,000 1,264,825
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
5%, 3/01/26 .................................................... 440,000 441,019
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
5%, 3/01/27 .................................................... 460,000 465,381
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
5%, 3/01/28 .................................................... 365,000 373,335
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
4%, 3/01/29 .................................................... 755,000 756,739
4,813,092
North Dakota 0.4%
Cass County Joint Water Resource District , Revenue , 2024 A , Refunding , 3.45% ,
4/01/27 ......................................................... 8,000,000 8,000,687
City of Horace , GO , 2024 B , Refunding , 4.85% , 8/01/26 ...................... 750,000 750,202
8,750,889
Ohio 2.4%
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation, Revenue, 2018, Refunding, 5%, 12/01/33 ........ 3,460,000 3,548,001
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 500,000 508,283
Columbus Metropolitan Housing Authority ,
Revenue, 2024, 4%, 6/01/34 ......................................... 1,400,000 1,408,728
Revenue, 2024, 5%, 6/01/34 ......................................... 3,325,000 3,525,766
Revenue, 2025 C, 4%, 11/01/35 ....................................... 3,080,000 3,045,614
Revenue, 2025 C, 5%, 11/01/35 ....................................... 2,000,000 2,126,307
Revenue, 2025 D, 4%, 11/01/35 ....................................... 10,000,000 9,888,356
Revenue, 2025 D, 5%, 11/01/35 ....................................... 4,500,000 4,784,192
Columbus-Franklin County Finance Authority , Revenue , 2025 A , FNMA Insured ,
5.125% , 1/01/44 ................................................... 4,800,000 5,036,225
County of Franklin , Friendship Village of Dublin Obligated Group , Revenue , 2014 ,
Refunding , 5% , 11/15/34 ............................................ 700,000 700,291
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2016 ,
Refunding , 5% , 1/01/36 ............................................. 3,055,000 3,058,612
County of Scioto , Southern Ohio Medical Center Obligated Group , Revenue , 2016 ,
Refunding , 5% , 2/15/33 ............................................. 500,000 501,564
Dayton-Montgomery County Port Authority , Dayton Regional STEM Schools, Inc. ,
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 507,334
a
Ohio Air Quality Development Authority ,
Duke Energy Corp., Revenue, 2022 A, Refunding, Mandatory Put, 4.25%, 6/01/27 . 6,955,000 7,068,256
Duke Energy Corp., Revenue, 2022 B, Refunding, Mandatory Put, 4%, 6/01/27 ... 3,250,000 3,300,554

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission ,
Cleveland Institute of Art (The), Revenue, 2018, 5%, 12/01/28 ................ $ 865,000 $ 867,435
Cleveland Institute of Art (The), Revenue, 2018, 5%, 12/01/33 ................ 1,570,000 1,573,456
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/32 .............. 600,000 636,319
John Carroll University, Revenue, 2020, 5%, 10/01/28 ...................... 370,000 381,749
Port of Greater Cincinnati Development Authority ,
Revenue, 2024 C, Refunding, AG Insured, 5.25%, 12/01/48 .................. 400,000 422,497
Revenue, 2024 C, Refunding, AG Insured, 5.25%, 12/01/53 .................. 525,000 551,535
Revenue, Senior Lien, 2024 A, Refunding, 5%, 12/01/48 .................... 825,000 865,777
Revenue, Senior Lien, 2024 A, Refunding, 5%, 12/01/53 .................... 800,000 831,492
b
City of Cincinnati Assigned City Residual Funds, Revenue, 144A, 2021, 4.25%,
12/01/50 ....................................................... 690,000 652,027
State of Ohio ,
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/26 285,000 289,150
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/27 240,000 246,892
West Central Ohio Port Authority ,
Global Impact STEM Academy, Revenue, 2025 A, 5%, 12/01/40 ............... 725,000 750,996
Global Impact STEM Academy, Revenue, 2025 A, 5%, 12/01/45 ............... 660,000 659,369
57,736,777
Oregon 0.1%
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 145,000 145,142
Port of Portland ,
Airport, Revenue, 24 B, 5%, 7/01/33 .................................... 2,000,000 2,039,084
Airport, Revenue, 25 B, 5%, 7/01/39 .................................... 1,350,000 1,397,275
3,581,501
Others 0.3%
c
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML25 , ACA ,
3.541% , 11/25/38 .................................................. 4,352,818 4,125,570
FHLMC, Multi-family VRD Certificates ,
b
144A, 2019-ML48, A, 3.15%, 1/15/36 ................................... 2,980,000 2,710,067
2022-ML68, A, 3.15%, 10/15/36 ....................................... 1,250,000 1,118,649
7,954,286
Pennsylvania 2.5%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/34 ........................................ 2,330,000 2,504,141
Revenue, 2021 A, 5%, 1/01/35 ........................................ 8,155,000 8,725,285
Revenue, 2023 A, AG Insured, 5.5%, 1/01/41 ............................. 1,000,000 1,091,138
Revenue, 2023 A, AG Insured, 5.5%, 1/01/42 ............................. 1,000,000 1,081,895
Revenue, 2023 A, AG Insured, 5.5%, 1/01/43 ............................. 1,500,000 1,611,094
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2025 , 6% , 5/01/42 ................................................. 1,400,000 1,509,900
Chester County Industrial Development Authority ,
Avon Grove Charter School, Revenue, 2024, 5%, 3/01/27 ................... 3,600,000 3,632,495
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 750,000 693,937
Crawford County Industrial Development Authority ,
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/28 .................. 1,370,000 1,379,218
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/29 .................. 1,440,000 1,449,438
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/30 .................. 1,510,000 1,519,741
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/31 .................. 1,465,000 1,474,152
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/29 ...................................................... 245,000 245,053

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority , Landis Homes Obligated Group , Revenue ,
2021 , Refunding , 4% , 7/01/46 ........................................ $ 675,000 $ 579,248
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/41 ........................................ 1,775,000 1,527,419
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 5.25%,
6/30/35 ........................................................ 2,030,000 2,225,269
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 5.25%,
6/30/36 ........................................................ 1,650,000 1,791,636
PA Bridges Finco LP, Revenue, 2015, 5%, 12/31/34 ........................ 16,800,000 16,917,444
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/29 ........ 725,000 738,379
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/30 ........ 115,000 117,895
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/31 ........ 165,000 169,981
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/32 ........ 540,000 558,526
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2017, Refunding, 5%, 5/01/30 ................... 795,000 814,456
Drexel University, Revenue, 2017, Refunding, 5%, 5/01/31 ................... 705,000 721,751
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 935,000 950,880
St. Joseph's University, Revenue, 2017, 5%, 11/01/47 ...................... 3,000,000 2,946,453
b,g
University of the Arts (The), Revenue, 144A, 2017, 4.5%, 3/15/29 .............. 504,017 100,803
b,g
University of the Arts (The), Revenue, 144A, 2017, 5%, 3/15/45 ............... 1,705,902 341,181
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/40 1,250,000 1,376,897
58,795,705
Rhode Island 0.6%
Rhode Island Health and Educational Building Corp. ,
Lifespan Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/26 ....... 580,000 584,603
Lifespan Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/33 ....... 365,000 367,232
PRG - RI Properties LLC, Revenue, 2025 A, AG Insured, 5%, 7/01/38 .......... 350,000 379,592
PRG - RI Properties LLC, Revenue, 2025 A, AG Insured, 5%, 7/01/39 .......... 400,000 430,395
PRG - RI Properties LLC, Revenue, 2025 A, AG Insured, 5%, 7/01/40 .......... 350,000 372,721
PRG - RI Properties LLC, Revenue, 2025 A, AG Insured, 5%, 7/01/45 .......... 3,000,000 3,086,134
PRG - RI Properties LLC, Revenue, 2025 A, AG Insured, 5%, 7/01/50 .......... 3,250,000 3,306,874
PRG - RI Properties LLC, Revenue, 2025 A, AG Insured, 5%, 7/01/55 .......... 5,000,000 5,067,987
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 1,000,000 990,580
14,586,118
South Carolina 2.5%
b
City of Goose Creek , Carnes Crossroads Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 10/01/55 .......................................... 1,425,000 1,437,594
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 2025, Mandatory Put, 4%, 3/01/35 ............................. 5,000,000 5,120,894
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/27 ...... 250,000 256,586
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/28 ...... 250,000 259,447
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/29 ...... 200,000 209,686
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/30 ...... 225,000 238,049
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/31 ...... 250,000 266,426
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.25%, 11/15/39 ... 800,000 856,692
Bon Secours Mercy Health, Inc., Revenue, 2025 A, 5.25%, 11/01/44 ............ 3,300,000 3,576,774
Novant Health Obligated Group, Revenue, 2024 A, 5.25%, 11/01/44 ............ 10,000,000 10,704,511
Novant Health Obligated Group, Revenue, 2024 A, 5.5%, 11/01/45 ............. 6,000,000 6,504,496
Novant Health Obligated Group, Revenue, 2024 A, 5.5%, 11/01/46 ............. 10,500,000 11,333,297
South Carolina Public Service Authority ,
Revenue, 2016 A, Refunding, 5%, 12/01/36 .............................. 1,500,000 1,514,580

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Public Service Authority, (continued)
Revenue, 2016 A, Refunding, 5%, 12/01/37 .............................. $ 3,435,000 $ 3,465,166
Revenue, 2016 B, Refunding, 5%, 12/01/37 .............................. 500,000 508,133
Revenue, 2025 A, 5%, 12/01/44 ....................................... 3,750,000 3,950,295
Revenue, 2025 A, 5%, 12/01/46 ....................................... 2,000,000 2,089,505
Revenue, 2025 B, Refunding, 5%, 12/01/44 .............................. 1,500,000 1,580,118
Revenue, 2025 B, Refunding, 5%, 12/01/46 .............................. 1,000,000 1,044,752
Revenue, 2025 B, Refunding, 5%, 12/01/48 .............................. 2,500,000 2,589,981
South Carolina Transportation Infrastructure Bank , Revenue , 2016 A , Refunding , 3% ,
10/01/36 ........................................................ 1,740,000 1,640,085
59,147,067
Tennessee 2.8%
Knox County Health Educational & Housing Facility Board ,
Revenue, 2024 B-1, BAM Insured, 5%, 7/01/44 ........................... 2,200,000 2,277,277
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/36 ........................................................ 450,000 495,792
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/38 ........................................................ 425,000 461,583
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/39 ........................................................ 450,000 485,224
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/40 ........................................................ 425,000 453,772
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/41 ........................................................ 825,000 873,258
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/42 ........................................................ 1,100,000 1,154,533
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/43 ........................................................ 550,000 572,798
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/44 ........................................................ 625,000 646,954
Village at Inskip LP, Revenue, 2023 A, FNMA Insured, 4.625%, 12/01/43 ........ 1,850,000 1,901,599
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/34 ........ 450,000 465,012
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/48 ........ 705,000 681,444
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2019 B, 5%, 7/01/33 ........................................ 1,000,000 1,072,971
Revenue, 2022 B, 5.5%, 7/01/36 ...................................... 650,000 730,928
Revenue, 2022 B, 5.5%, 7/01/37 ...................................... 875,000 977,586
a
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 13,175,000 13,456,734
Tennessee Energy Acquisition Corp. ,
a
Revenue, 2021 A, Mandatory Put, 5%, 11/01/31 ........................... 12,865,000 13,884,698
Revenue, 2025 A, Refunding, 5%, 12/01/35 .............................. 23,250,000 25,326,490
65,918,653
Texas 12.0%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.125%, 6/15/34 ...... 770,000 768,216
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.25%, 6/15/39 ....... 1,075,000 1,027,445
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.5%, 6/15/44 ........ 830,000 759,020
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.75%, 6/15/49 ....... 2,700,000 2,461,183
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2025, Refunding, 5.625%,
6/15/45 ........................................................ 1,000,000 1,017,372
b
Magellan School (The), Revenue, 144A, 2022, 5.5%, 6/01/32 ................. 1,245,000 1,297,195
Uplift Education, Revenue, 2017 A, Refunding, PSF Guaranty, 4%, 12/01/32 ..... 375,000 380,286

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Austin Community College District , GO , 2021 , 3% , 8/01/35 .................... $ 1,350,000 $ 1,288,762
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue, 2017, Refunding, 5%, 10/01/33 ................................ 400,000 410,204
Revenue, 2017, Refunding, 5%, 10/01/36 ................................ 1,485,000 1,513,314
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 4,325,000 4,303,011
b
City of Alvarado ,
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2025, 4.5%, 9/01/32 ......................................... 143,000 145,670
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2025, 6%, 9/01/54 ........................................... 604,000 620,245
b
City of Balch Springs , Public Improvement District No. 1 , Special Assessment , 144A,
2025 , 5.875% , 9/15/54 .............................................. 695,000 716,763
b
City of Bastrop , Valverde Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................... 898,000 907,841
b
City of Boyd , Special Assessment , 144A, 2025 , 5.875% , 9/15/55 ................ 242,000 249,736
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 4.5% , 9/15/35 .......................... 425,000 430,718
f
City of Dripping Springs , Special Assessment , 2025 , 4.25% , 9/01/35 ............. 315,000 314,844
b,f
City of Ennis ,
Special Assessment, 144A, 2025, 4.125%, 9/15/35 ......................... 702,000 698,263
Special Assessment, 144A, 2025, 5.25%, 9/15/45 ......................... 500,000 496,346
City of Galveston ,
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.25%, 8/01/37 ............. 1,250,000 1,354,012
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.25%, 8/01/38 ............. 1,650,000 1,774,996
Wharves & Terminal, Revenue, First Lien, 2024 B, 5.25%, 8/01/43 ............. 400,000 428,399
Wharves & Terminal, Revenue, First Lien, 2024 B, 5.25%, 8/01/44 ............. 500,000 530,537
City of Houston , Airport System , Revenue, Sub. Lien , 2020 A , Refunding , 4% , 7/01/35 1,500,000 1,517,961
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.25% , 7/15/33 4,000,000 4,335,940
b
City of Lavon , Special Assessment , 144A, 2025 , 5.75% , 9/15/45 ................ 800,000 825,481
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 1,125,000 1,161,227
b
City of Princeton ,
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2025, 4.6%, 9/01/35 ......................................... 300,000 307,606
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2025, 5.375%, 9/01/45 ....................................... 503,000 508,346
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 925,000 939,848
Southridge Public Improvement District Improvement Area No. 3, Special
Assessment, 144A, 2025, 6%, 9/01/55 ................................ 801,000 821,527
Westridge Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 565,000 568,688
Windmore Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2025, 6%, 9/01/55 ................................ 843,000 862,327
City of San Antonio ,
GO, 2024, 5%, 2/01/43 ............................................. 2,500,000 2,685,669
GO, 2024, 5%, 2/01/44 ............................................. 3,500,000 3,735,636
Electric & Gas Systems, Revenue, 2023 A, Refunding, 5.25%, 2/01/42 .......... 9,155,000 10,022,012
Electric & Gas Systems, Revenue, 2023 A, Refunding, 5.5%, 2/01/50 ........... 5,000,000 5,432,145
Electric & Gas Systems, Revenue, 2024 D, Refunding, 5%, 2/01/42 ............ 7,750,000 8,440,682
Electric & Gas Systems, Revenue, 2024 E, Refunding, 5%, 2/01/44 ............ 5,080,000 5,447,577
b
City of Wharton , Special Assessment , 144A, 2025 , 5.75% , 9/15/45 .............. 640,000 655,828
Clifton Higher Education Finance Corp. ,
Braination, Inc., Revenue, 2024, PSF Guaranty, 5.25%, 8/15/44 ............... 750,000 797,013
Braination, Inc., Revenue, 2024, PSF Guaranty, 5.25%, 8/15/49 ............... 2,000,000 2,098,506

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Clifton Higher Education Finance Corp., (continued)
International Leadership of Texas, Inc., Revenue, 2021, PSF Guaranty, 3%, 8/15/39 $ 1,560,000 $ 1,390,898
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
5%, 8/15/37 .................................................... 1,000,000 1,092,535
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
5%, 8/15/38 .................................................... 900,000 977,703
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
5%, 8/15/39 .................................................... 1,000,000 1,078,340
International Leadership of Texas, Inc., Revenue, 2025 A, Refunding, PSF Guaranty,
4.375%, 2/15/42 ................................................. 3,300,000 3,354,147
International Leadership of Texas, Inc., Revenue, 2025 A, Refunding, PSF Guaranty,
5.25%, 2/15/43 .................................................. 3,875,000 4,159,449
International Leadership of Texas, Inc., Revenue, 2025 A, Refunding, PSF Guaranty,
5.25%, 2/15/45 .................................................. 4,225,000 4,490,122
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 5%, 4/01/36 ...... 560,000 611,568
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 5%, 4/01/38 ...... 265,000 286,926
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 4%, 4/01/43 ...... 1,650,000 1,589,380
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.375% , 12/31/45 ...................... 1,660,000 1,718,610
Dallas Fort Worth International Airport ,
Revenue, 2025 A-1, Refunding, 5.25%, 11/01/42 .......................... 17,440,000 18,916,050
Revenue, 2025 A-1, Refunding, 5.25%, 11/01/43 .......................... 4,000,000 4,300,462
Revenue, 2025 A-1, Refunding, 5.25%, 11/01/44 .......................... 5,450,000 5,819,041
Revenue, 2025 A-1, Refunding, 5.25%, 11/01/45 .......................... 7,885,000 8,386,068
Danbury Higher Education Authority, Inc. , Ser-Ninos, Inc. , Revenue , 2020 A ,
Refunding , PSF Guaranty , 4% , 8/15/41 ................................. 2,080,000 2,099,350
Fort Bend Grand Parkway Toll Road Authority ,
Revenue, Sub. Lien, 2021, 3%, 3/01/38 ................................. 1,205,000 1,136,263
Revenue, Sub. Lien, 2021, 3%, 3/01/39 ................................. 1,245,000 1,153,646
a
Fort Bend Independent School District , GO , 2021 B , Refunding , PSF Guaranty ,
Mandatory Put , 0.72% , 8/01/26 ....................................... 795,000 776,801
FW Chaparral PFC , Revenue , 2025 , 4% , 10/01/35 .......................... 6,250,000 6,221,208
Harris County Cultural Education Facilities Finance Corp. ,
YMCA of the Greater Houston Area, Revenue, 2013 A, Refunding, 5%, 6/01/33 ... 520,000 510,126
YMCA of the Greater Houston Area, Revenue, 2013 A, Refunding, 5%, 6/01/38 ... 500,000 457,678
a
Harris County Industrial Development Corp. , Energy Transfer LP , Revenue , 2023 ,
Refunding , Mandatory Put , 4.05% , 6/01/33 ............................... 2,500,000 2,589,578
a
Houston Housing Finance Corp. , Summerdale Apartments LP , Revenue , 2023 ,
Mandatory Put , 5% , 8/01/26 .......................................... 3,000,000 3,038,433
Hutto Independent School District , GO , 2023 , PSF Guaranty , 5% , 8/01/42 ......... 1,000,000 1,083,165
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 125,000 126,016
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 150,000 154,620
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 175,000 182,340
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 200,000 210,350
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 200,000 211,923
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 150,000 150,150
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 150,000 149,200
Lewisville Independent School District , GO , 2019 , PSF Guaranty , 3% , 8/15/39 ...... 1,000,000 895,323
Lower Colorado River Authority , Revenue , 2022 , Refunding , AG Insured , 4% , 5/15/40 5,000,000 5,042,612
Mansfield Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/43 ...... 1,900,000 2,041,914
Melissa Independent School District ,
GO, 2024, PSF Guaranty, 5%, 2/01/41 .................................. 500,000 546,196
GO, 2024, PSF Guaranty, 5%, 2/01/42 .................................. 750,000 812,018
GO, 2024, PSF Guaranty, 5%, 2/01/43 .................................. 750,000 806,815

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Melissa Independent School District, (continued)
GO, 2024, PSF Guaranty, 5%, 2/01/44 .................................. $ 500,000 $ 533,472
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/48 ......................................................... 23,000,000 24,234,451
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 1,795,000 1,795,420
CHF-Collegiate Housing Denton LLC, Revenue, 2018 B-1, AG Insured, 5%, 7/01/38 860,000 878,664
North Texas Tollway Authority ,
Revenue, First Tier, 2024 A, Refunding, 5%, 1/01/43 ....................... 625,000 669,608
Revenue, First Tier, 2024 A, Refunding, 5.25%, 1/01/44 ..................... 2,500,000 2,709,673
Revenue, First Tier, 2024 A, Refunding, 5%, 1/01/45 ....................... 3,125,000 3,318,847
Princeton Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/40 ...... 1,000,000 1,090,001
a
Prosper Independent School District , GO , 2019 B , PSF Guaranty , Mandatory Put , 4% ,
8/15/26 ......................................................... 2,000,000 2,013,571
Red Oak Independent School District ,
GO, 2023, PSF Guaranty, 5%, 2/15/42 .................................. 2,685,000 2,894,335
GO, 2023, PSF Guaranty, 5%, 2/15/43 .................................. 1,980,000 2,120,632
Royse City Independent School District ,
GO, 2023, PSF Guaranty, 5%, 2/15/41 .................................. 1,000,000 1,082,532
GO, 2023, PSF Guaranty, 5%, 2/15/42 .................................. 1,450,000 1,556,742
GO, 2023, PSF Guaranty, 5%, 2/15/43 .................................. 1,000,000 1,067,078
San Antonio Housing Trust Public Facility Corp. , Brooks Family Apartments LP ,
Revenue , 2024 A , FNMA Insured , 4.55% , 3/01/43 ......................... 7,350,000 7,516,673
State of Texas , GO , 2017 , 3% , 8/01/34 ................................... 2,255,000 2,141,579
Tarrant County Cultural Education Facilities Finance Corp. ,
Buckner Retirement Services, Inc. Obligated Group, Revenue, 2016 A, Refunding,
5%, 11/15/37 ................................................... 1,980,000 1,992,786
Buckner Retirement Services, Inc. Obligated Group, Revenue, 2017, Refunding, 5%,
11/15/37 ....................................................... 2,360,000 2,389,394
Texas Health Resources Obligated Group, Revenue, 2016 A, Refunding, 5%, 2/15/41 7,445,000 7,512,931
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 4,250,000 3,984,892
Texas Department of Housing & Community Affairs , THF Oaks on Lamar LP , Revenue ,
2018 , FNMA Insured , 3.55% , 9/01/34 ................................... 2,725,696 2,717,238
a
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 8,000,000 9,078,160
Texas Public Finance Authority ,
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/37 ....... 300,000 328,530
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/38 ....... 300,000 326,486
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/39 ....... 500,000 540,057
a
Texas State Affordable Housing Corp. ,
Eden Court Senior Housing LP, Revenue, 2023, Mandatory Put, 5%, 4/01/26 ..... 2,100,000 2,100,317
FC Juniper Creek Housing LP, Revenue, 2023, Mandatory Put, 3.75%, 7/01/26 ... 2,550,000 2,558,329
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 25,000,000 27,396,218
Tomball Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/40 ....... 2,100,000 2,334,388
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 4.5% , 9/01/35 ................. 413,000 417,441
Town of Trophy Club ,
Public Improvement District No. 1, Special Assessment, 2025, Refunding, 5%,
9/01/30 ........................................................ 264,000 279,500
Public Improvement District No. 1, Special Assessment, 2025, Refunding, 5%,
9/01/32 ........................................................ 250,000 268,822

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/38 ................................ $ 1,785,000 $ 1,484,933
284,959,121
Utah 1.4%
City of Salt Lake City ,
Airport, Revenue, 2023 A, 5%, 7/01/27 .................................. 950,000 979,830
Airport, Revenue, 2023 A, 5%, 7/01/32 .................................. 2,000,000 2,229,352
Airport, Revenue, 2023 A, 5%, 7/01/34 .................................. 2,000,000 2,240,726
Airport, Revenue, 2023 A, 5.25%, 7/01/40 ............................... 8,160,000 8,840,441
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax, Revenue, Second Lien, 2025 B, AG
Insured, 5.25%, 6/01/42 ........................................... 1,000,000 1,115,010
City of Salt Lake City Revitalization Sales Tax, Revenue, Second Lien, 2025 B, AG
Insured, 5.25%, 6/01/44 ........................................... 1,165,000 1,271,262
City of Salt Lake City Revitalization Sales Tax, Revenue, Second Lien, 2025 B, AG
Insured, 5.25%, 6/01/45 ........................................... 1,000,000 1,084,477
b
MIDA Mountain Village Public Infrastructure District , Military Recreation Facilities
Project Area , Tax Allocation , 144A, 2024-2 , 5.5% , 6/15/39 ................... 1,000,000 1,024,492
Utah Charter School Finance Authority , Utah Charter Academies , Revenue , 2018 , UT
CSCE Insured , 5% , 10/15/30 ......................................... 575,000 593,801
Utah Infrastructure Agency ,
Revenue, 2017 A, Refunding, 5%, 10/15/32 .............................. 2,165,000 2,215,171
Revenue, 2017 A, Refunding, 5%, 10/15/34 .............................. 1,380,000 1,407,139
Revenue, 2019, 5%, 10/15/27 ........................................ 1,000,000 1,027,706
Revenue, 2019, 5%, 10/15/29 ........................................ 1,300,000 1,371,096
Revenue, 2021, 3%, 10/15/26 ........................................ 500,000 496,948
Revenue, 2021, 4%, 10/15/28 ........................................ 900,000 906,659
Revenue, 2021, 4%, 10/15/29 ........................................ 600,000 605,345
Revenue, 2021, 4%, 10/15/31 ........................................ 460,000 462,951
Revenue, 2021, 4%, 10/15/36 ........................................ 400,000 390,697
Revenue, 2022, 5%, 10/15/27 ........................................ 375,000 385,390
Revenue, 2023, 5.25%, 10/15/35 ...................................... 1,300,000 1,423,426
Revenue, 2023, 5.625%, 10/15/38 ..................................... 1,000,000 1,092,688
Revenue, 2025, 5.25%, 10/15/49 ...................................... 2,875,000 2,893,841
34,058,448
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency ,
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/27 ........... 760,000 754,333
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/28 ........... 1,875,000 1,855,636
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/29 ........... 900,000 888,111
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/30 ........... 500,000 490,481
3,988,561
Virgin Islands 0.1%
Matching Fund Special Purpose Securitization Corp. ,
United States Virgin Islands Federal Excise Tax, Revenue, 2022 A, Refunding, 5%,
10/01/27 ....................................................... 515,000 521,263
United States Virgin Islands Federal Excise Tax, Revenue, 2022 A, Refunding, 5%,
10/01/30 ....................................................... 1,000,000 1,031,086
1,552,349

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 0.4%
Isle Wight County Industrial Development Authority ,
Riverside Healthcare Association Obligated Group, Revenue, 2023, AG Insured, 5%,
7/01/37 ........................................................ $ 500,000 $ 558,182
Riverside Healthcare Association Obligated Group, Revenue, 2023, AG Insured, 5%,
7/01/38 ........................................................ 600,000 664,159
Riverside Healthcare Association Obligated Group, Revenue, 2023, AG Insured,
5.25%, 7/01/43 .................................................. 2,750,000 2,949,769
James City County Economic Development Authority ,
Williamsburg Landing, Inc. Obligated Group, Revenue, 2024 C-1, 5.75%, 12/01/28 . 640,000 641,399
Williamsburg Landing, Inc. Obligated Group, Revenue, 2024 C-2, 5.5%, 12/01/28 .. 680,000 680,000
Virginia Small Business Financing Authority ,
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/27 .................................................... 320,000 325,547
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/29 .................................................... 590,000 618,070
a
Pure Salmon Virginia LLC, Revenue, 2022, Mandatory Put, 4%, 11/20/25 ........ 2,000,000 2,000,542
8,437,668
Washington 2.4%
a
City of Seattle , Municipal Light & Power , Revenue , 2021 B , Refunding , Mandatory Put ,
3.47% , ( SIFMA Municipal Swap Index + 0.25% ), 11/01/26 ................... 750,000 743,995
Grays Harbor County Public Hospital District No. 1 ,
Revenue, 2023, Refunding, 5.75%, 12/01/25 ............................. 625,000 625,372
Revenue, 2023, Refunding, 5.75%, 12/01/27 ............................. 695,000 719,527
Revenue, 2023, Refunding, 6.75%, 12/01/44 ............................. 6,420,000 7,157,512
King County Housing Authority ,
Revenue, 2008, 5.5%, 5/01/38 ........................................ 2,500,000 2,504,514
Revenue, 2020, Refunding, 3%, 6/01/40 ................................. 1,565,000 1,331,594
Revenue, 2025, Refunding, 5%, 7/01/40 ................................. 540,000 567,163
Revenue, 2025, Refunding, 5.375%, 7/01/45 ............................. 2,000,000 2,106,258
Port of Seattle ,
Revenue, 2018 B, 5%, 5/01/27 ........................................ 1,100,000 1,130,133
Revenue, 2022 B, Refunding, 5%, 8/01/40 ............................... 1,750,000 1,863,397
Skagit County Public Hospital District No. 1 ,
Revenue, 2024, 5.5%, 12/01/38 ....................................... 885,000 971,115
Revenue, 2024, 5.5%, 12/01/40 ....................................... 1,000,000 1,075,767
Revenue, 2024, 5.5%, 12/01/41 ....................................... 775,000 823,647
Revenue, 2024, 5.5%, 12/01/42 ....................................... 875,000 918,888
State of Washington ,
GO, 2021 C, 5%, 2/01/41 ............................................ 3,860,000 4,133,079
GO, 2024 A, 5%, 8/01/44 ............................................ 5,070,000 5,411,742
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,140,000 1,155,866
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,459,807 6,286,906
Revenue, 2023-1, A, 3.375%, 4/20/37 .................................. 5,590,125 5,286,235
c
Revenue, FRN, 2024-1, A, 4.221%, 3/20/40 .............................. 2,880,937 2,820,428
Eastside Retirement Association Obligated Group, Revenue, 2023 A, Refunding, 5%,
7/01/38 ........................................................ 1,580,000 1,657,809
b
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 A, BAM Insured, 5%,
7/01/45 ........................................................ 2,250,000 2,293,510
b
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 B, 7%, 7/01/64 .... 1,800,000 1,866,032
b
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 5.125%,
7/01/33 ........................................................ 735,000 800,416

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission, (continued)
b
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.375%,
7/01/63 ........................................................ $ 1,720,000 $ 1,864,755
56,115,660
West Virginia 0.2%
West Virginia Hospital Finance Authority ,
Vandalia Health, Inc. Obligated Group, Revenue, 2023 B, Refunding, 5.75%, 9/01/41 2,000,000 2,185,105
Vandalia Health, Inc. Obligated Group, Revenue, 2023 B, Refunding, 5.75%, 9/01/43 3,000,000 3,235,278
5,420,383
Wisconsin 2.9%
Public Finance Authority ,
b
AMCP Franklin LLC, Revenue, Senior Lien, 144A, 2025 A-1, 6.75%, 12/01/60 .... 4,085,000 4,168,004
Beyond Boone LLC, Revenue, 2019 A, AG Insured, 5%, 7/01/44 .............. 1,000,000 1,009,778
Beyond Boone LLC, Revenue, 2019 A, AG Insured, 5%, 7/01/54 .............. 1,475,000 1,484,699
Campus Real Estate Holding Corp. LLC, Revenue, 2025 A, Refunding, 5.25%,
6/01/45 ........................................................ 260,000 263,803
b
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.25%, 7/01/38 ........ 1,000,000 1,041,593
b
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.5%, 7/01/43 ......... 1,000,000 1,016,351
b
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 2,850,000 2,937,602
a
Duke Energy Progress LLC, Revenue, 2022 A-2, Refunding, Mandatory Put, 3.7%,
10/01/30 ....................................................... 7,000,000 7,152,998
b
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/35 .................................................... 700,000 734,210
b
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
4.75%, 7/01/45 .................................................. 1,800,000 1,639,693
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, 2025 A, 5.25%,
6/15/55 ........................................................ 1,250,000 1,283,988
KSU Bixby Real Estate Foundation LLC, Revenue, Sub. Lien, 2025 B, 5%, 6/15/30 180,000 190,383
KSU Bixby Real Estate Foundation LLC, Revenue, Sub. Lien, 2025 B, 5.25%,
6/15/35 ........................................................ 275,000 301,451
KSU Bixby Real Estate Foundation LLC, Revenue, Sub. Lien, 2025 B, 5.25%,
6/15/45 ........................................................ 275,000 282,141
b
Mater Academy of Nevada, Revenue, 144A, 2024 A, 5%, 12/15/34 ............. 1,650,000 1,709,724
b
Methodist University, Inc. (The), Revenue, 144A, 2021, Refunding, 4%, 3/01/29 ... 1,780,000 1,716,229
NC A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/27 ........... 880,000 896,780
NC A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/28 ........... 655,000 675,635
b
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/49 ........................................................ 1,560,000 1,436,605
b
Roseman University of Health Sciences, Revenue, 144A, 2020, 5%, 4/01/30 ..... 475,000 486,316
SR 400 Peach Partners LLC, Revenue, Senior Lien, 2025, 6.5%, 6/30/60 ........ 4,695,000 5,179,148
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 4.5%, 1/01/35 ............... 1,085,000 1,063,585
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group, Revenue, 2017 A, Refunding, 4%,
4/01/39 ........................................................ 4,225,000 4,197,817
Froedtert ThedaCare Health Obligated Group, Revenue, 2022 A, Refunding, 4%,
4/01/37 ........................................................ 3,930,000 4,015,726
Froedtert ThedaCare Health Obligated Group, Revenue, 2024 A, Refunding, 5%,
4/01/43 ........................................................ 2,000,000 2,115,773
Froedtert ThedaCare Health Obligated Group, Revenue, 2024 A, Refunding, 5%,
4/01/45 ........................................................ 2,500,000 2,611,088
Milwaukee Regional Medical Center Utility & Infrastructure Obligated Group,
Revenue, 2018, Refunding, 5%, 4/01/44 ............................... 7,890,000 7,992,515
Sanford Obligated Group, Revenue, 2024 A, 5.5%, 2/15/54 .................. 6,830,000 7,224,090

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority , Home Ownership , Revenue ,
2017 A , GNMA Insured , 2.69% , 7/01/47 ................................. $ 4,436,550 $ 3,864,859
68,692,584
U.S. Territories 1.0%
District of Columbia 0.4%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group, Revenue, 2017 A,
5%, 7/01/37 .................................................... 1,200,000 1,209,492
KIPP DC Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/48 .......... 1,250,000 1,251,383
Latin American Montessori Bilingual Public Charter School Obligated Group,
Revenue, 2020, Refunding, 4%, 6/01/30 ............................... 1,485,000 1,470,345
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/35 ....................... 3,000,000 3,123,652
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/31 ....................... 1,000,000 1,072,554
Aviation, Revenue, 2022 A, Refunding, 5%, 10/01/30 ....................... 910,000 994,474
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/44 ........ 660,000 612,457
d
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/44 ........ 5,000 4,640
d
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/53 ........ 660,000 576,336
10,315,333
Guam 0.0%
†
Guam Government Waterworks Authority , Guam Waterworks Authority Water And
Wastewater System , Revenue , 2024 A , Refunding , 5% , 7/01/26 ............... 750,000 758,574
Puerto Rico 0.6%
Commonwealth of Puerto Rico ,
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 1,683,000 1,730,581
GO, 2022 A-1, 4%, 7/01/33 .......................................... 2,400,000 2,374,313
GO, 2022 A-1, 4%, 7/01/35 .......................................... 3,482,000 3,423,317
GO, 2022 A-1, 4%, 7/01/41 .......................................... 100,000 91,877
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 3.66%, 7/01/33 ...
10,000,000 7,588,895
15,208,983
Total U.S. Territories .................................................................... 26,282,890
Total Municipal Bonds (Cost $2,283,531,929) ...................................
2,325,697,712
a a a a
Short Term Investments 3.2%
Shares
a
Management Investment Companies 2.4%
h,i
Putnam Short Term Investment Fund, Class P, 4.371% ....................... 57,928,865 57,928,865
Total Management Investment Companies (Cost $57,928,865) ....................
57,928,865
Principal
Amount
Municipal Bonds 0.6%
Minnesota 0.3%
j
City of Rochester ,
Mayo Clinic, Revenue, 2008 B, SPA Northern Trust Co. (The), Daily VRDN and Put,
3%, 11/15/38 ................................................... 1,500,000 1,500,000
Mayo Clinic, Revenue, 2011 B, Refunding, Daily VRDN and Put, 3%, 11/15/38 .... 2,000,000 2,000,000
j
County of Hennepin , GO , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put ,
3.15% , 12/01/38 ................................................... 2,310,000 2,310,000

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Minnesota (continued)
j
Minnesota Housing Finance Agency , Revenue , 2017 F , Refunding , GNMA Insured , SPA
Royal Bank of Canada , Daily VRDN and Put , 3.2% , 1/01/41 .................. $ 2,000,000 $ 2,000,000
7,810,000
Mississippi 0.0%
†
j
Mississippi Business Finance Corp. , Chevron USA, Inc. , Revenue , 2007 B , Daily
VRDN and Put , 3.95% , 12/01/30 ...................................... 980,000 980,000
New Jersey 0.0%
†
j
New Jersey Health Care Facilities Financing Authority , AHS Hospital Corp. , Revenue ,
2008 B , LOC Bank of America NA , Daily VRDN and Put , 3.25% , 7/01/36 ........ 1,000,000 1,000,000
New York 0.3%
j
City of New York , GO , 2023 A-4 , SPA TD Bank NA , Daily VRDN and Put , 4% , 9/01/49
1,500,000 1,500,000
j
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2019 A-4 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.9% , 8/01/45 ... 4,000,000 4,000,000
5,500,000
Total Municipal Bonds (Cost $15,290,000) ......................................
15,290,000
U.S. Government and Agency Securities 0.2%
e,k
U.S. Treasury Bills ,
1.9%, 11/06/25 .................................................... 1,500,000 1,499,525
3.54%, 12/04/25 ................................................... 300,000 299,000
3.61%, 1/20/26 ................................................... 1,500,000 1,487,907
3,286,432
Total U.S. Government and Agency Securities (Cost $3,285,579) ..................
3,286,432
Total Short Term Investments (Cost $76,504,444) ................................
76,505,297
a
Total Investments (Cost $2,360,036,373) 100.8% ................................
$2,402,203,009
Floating Rate Notes Issued (1.8)% .............................................
(43,780,256)
Other Assets, less Liabilities 1.0% .............................................
23,780,604
Net Assets 100.0% ...........................................................
$2,382,203,357
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $223,132,849, representing 9.4% of net assets.
c
The coupon rate shown represents the rate at period end.
d
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
e
The rate shown represents the yield at period end.
f
Security purchased on a when-issued basis.
g
Defaulted security or security for which income has been deemed uncollectible.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At October 31, 2025, the Fund had the following futures contracts outstanding.
See Abbreviations on page 33 .
k
A portion or all of the security has been segregated as collateral for certain derivative contracts. At October 31, 2025, the aggregate value of these securities pledged amounted to $3,175,906, representing 0.1% of net assets.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 5 Year Notes ..................... Long 302 $ 32,981,703 12/31/25 $ (31,085)
U.S. Treasury Ultra Bonds ...................... Short 656 79,560,500 12/19/25 (1,409,712)
Total Futures Contracts ...................................................................... $(1,440,797)
*
As of period end.

Putnam Tax-Free Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Tax-Free Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Putnam Strategic Intermediate Municipal Fund (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Tax-Free Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Strategic Intermediate Municipal Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $24,616,404 $268,253,568 $(234,941,107) $— $— $57,928,865 57,928,865 $647,044
Total Affiliated Securities ... $24,616,404 $268,253,568 $(234,941,107) $— $— $57,928,865 $647,044
Level 1 Level 2 Level 3 Total
Putnam Strategic Intermediate Municipal Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 2,325,697,712 $ — $ 2,325,697,712
Short Term Investments ................... 57,928,865 18,576,432 — 76,505,297
Total Investments in Securities ........... $57,928,865 $2,344,274,144 $— $2,402,203,009
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 1,440,797 $ — $ — $ 1,440,797
Total Other Financial Instruments ......... $1,440,797 $— $— $1,440,797
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Tax-Free Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.